Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic:
Net income allocable to common stockholders	$ 2,846	$ 2,526	$ 6,285	$ 4,924	$ 10,123	$ 8,279	$ 6,895
Weighted average common shares outstanding	8,216,097	6,143,438	8,213,912	6,105,684	6,433,503	6,263,867	7,417,490
Weighted average vested restricted stock units		127,289		165,043	81,843	35,553	9,771
Weighted average shares	8,216,097	6,270,727	8,213,912	6,270,727	6,515,346	6,299,420	7,427,261
Basic earnings per common share	$ 0.35	$ 0.40	$ 0.77	$ 0.79	$ 1.55	$ 1.31	$ 0.93
Diluted:
Net income allocable to common stockholders	$ 2,846	$ 2,526	$ 6,285	$ 4,924	$ 10,123	$ 8,279	$ 6,895
Weighted average common shares outstanding for:
Basic earnings per common share	8,216,097	6,270,727	8,213,912	6,270,727	6,515,346	6,299,420	7,427,261
Dilutive effects of the assumed exercise of stock options	113,202	18,021	112,703	17,083	44,675	565
Dilutive effects of the assumed redemption of RSU's						73,298	64,759
Average shares and dilutive potential common shares	8,329,299	6,288,748	8,326,615	6,287,810	6,560,021	6,373,283	7,492,020
Diluted earnings per common share	$ 0.34	$ 0.40	$ 0.75	$ 0.78	$ 1.54	$ 1.30	$ 0.92